JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 73.6%
Angola — 1.5%
Republic of Angola
9.50%, 11/12/2025 (a)	2,600	2,621
8.25%, 5/9/2028 (a)	4,492	4,259
8.00%, 11/26/2029 (a)	2,300	2,076
8.75%, 4/14/2032 (b)	510	456
8.75%, 4/14/2032 (a)	2,600	2,327
9.13%, 11/26/2049 (a)	3,887	3,178
		14,917
Argentina — 2.8%
Argentine Republic
0.75%, 7/9/2030 (c)	9,600	7,080
4.12%, 7/9/2035 (c)	16,393	10,352
5.00%, 1/9/2038 (c)	6,421	4,326
3.50%, 7/9/2041 (c)	9,013	5,360
4.12%, 7/9/2046 (c)	2,600	1,644
		28,762
Azerbaijan — 0.1%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	1,650	1,433
Bahamas — 0.5%
Commonwealth of the Bahamas
6.00%, 11/21/2028 (a)	2,600	2,486
8.95%, 10/15/2032 (a)	2,400	2,475
		4,961
Bahrain — 1.7%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	4,660	4,820
6.75%, 9/20/2029 (a)	6,581	6,730
5.45%, 9/16/2032 (a)	3,087	2,877
5.25%, 1/25/2033 (a)	2,800	2,554
		16,981
Benin — 0.3%
Benin Government Bond
7.96%, 2/13/2038 (b)	1,020	991
7.96%, 2/13/2038 (a)	2,400	2,331
		3,322
Bermuda — 0.4%
Bermuda Government Bond
3.72%, 1/25/2027 (a)	2,002	1,940
2.38%, 8/20/2030 (b)	617	526
5.00%, 7/15/2032 (b)	1,232	1,200
		3,666
Brazil — 2.6%
Federative Republic of Brazil
4.50%, 5/30/2029	600	573

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Brazil—continued
3.75%, 9/12/2031	4,600	4,049
6.00%, 10/20/2033	8,000	7,912
8.25%, 1/20/2034	6,642	7,631
4.75%, 1/14/2050	5,600	4,103
7.13%, 5/13/2054	2,250	2,234
		26,502
Bulgaria — 0.2%
Republic of Bulgaria 5.00%, 3/5/2037 (a)	2,500	2,378
Chile — 0.6%
Republic of Chile
2.55%, 1/27/2032	4,600	3,956
3.10%, 1/22/2061	3,600	2,286
		6,242
Colombia — 2.8%
Republic of Colombia
3.00%, 1/30/2030	1,000	840
3.13%, 4/15/2031	8,100	6,541
10.38%, 1/28/2033	963	1,167
7.50%, 2/2/2034	1,003	1,006
5.20%, 5/15/2049	1,282	897
4.13%, 5/15/2051	10,379	6,196
8.75%, 11/14/2053	1,268	1,329
8.38%, 11/7/2054	9,400	9,485
3.88%, 2/15/2061	1,900	1,047
		28,508
Costa Rica — 0.7%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	1,600	1,614
5.63%, 4/30/2043 (a)	378	345
7.00%, 4/4/2044 (a)	2,000	2,069
7.30%, 11/13/2054 (b)	2,687	2,853
		6,881
Dominican Republic — 3.3%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	1,200	1,198
6.00%, 7/19/2028 (a)	6,006	6,009
5.50%, 2/22/2029 (a)	2,600	2,547
4.50%, 1/30/2030 (a)	4,800	4,467
7.05%, 2/3/2031 (b)	1,100	1,144
4.88%, 9/23/2032 (a)	4,460	4,092
6.60%, 6/1/2036 (b)	1,800	1,836
5.30%, 1/21/2041 (a)	5,200	4,595

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic—continued
6.40%, 6/5/2049 (a)	655	642
5.88%, 1/30/2060 (a)	7,051	6,304
		32,834
Ecuador — 1.6%
Republic of Ecuador
6.90%, 7/31/2030 (a) (c)	1,090	737
5.50%, 7/31/2035 (a) (c)	21,848	12,078
5.00%, 7/31/2040 (a) (c)	5,800	2,900
		15,715
Egypt — 3.3%
Arab Republic of Egypt
6.59%, 2/21/2028 (a)	2,600	2,484
7.60%, 3/1/2029 (a)	2,600	2,520
5.88%, 2/16/2031 (a)	8,494	7,156
7.05%, 1/15/2032 (a)	500	438
7.63%, 5/29/2032 (a)	4,868	4,357
8.50%, 1/31/2047 (a)	4,271	3,437
7.90%, 2/21/2048 (a)	1,650	1,254
8.88%, 5/29/2050 (a)	1,450	1,202
8.75%, 9/30/2051 (a)	5,850	4,784
7.50%, 2/16/2061 (a)	1,100	789
Egyptian Financial Co. for Sovereign Taskeek (The) 10.88%, 2/28/2026 (a)	4,800	5,005
		33,426
El Salvador — 1.5%
Republic of El Salvador
8.63%, 2/28/2029 (a)	4,500	4,605
0.25%, 4/17/2030 (b)	4,250	64
7.12%, 1/20/2050 (a)	3,571	3,003
9.50%, 7/15/2052 (a)	5,110	5,308
9.65%, 11/21/2054 (b)	2,226	2,342
		15,322
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	721	544
Gabon — 0.1%
Gabonese Republic 6.95%, 6/16/2025 (a)	863	840
Ghana — 0.9%
Republic of Ghana
Zero Coupon, 7/3/2026 (b)	576	538
5.00%, 7/3/2029 (b) (c)	4,356	3,817
Zero Coupon, 1/3/2030 (b)	1,039	818
5.00%, 7/3/2035 (b) (c)	6,265	4,448
		9,621

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Guatemala — 1.6%
Republic of Guatemala
5.25%, 8/10/2029 (b)	1,020	987
4.90%, 6/1/2030 (b)	1,424	1,357
4.90%, 6/1/2030 (a)	2,700	2,573
5.38%, 4/24/2032 (a)	5,800	5,577
3.70%, 10/7/2033 (a)	2,736	2,265
6.55%, 2/6/2037 (b)	1,128	1,137
6.13%, 6/1/2050 (a)	2,214	2,031
		15,927
Honduras — 0.2%
Republic of Honduras 8.63%, 11/27/2034 (b)	1,720	1,715
Hungary — 2.4%
Hungary Government Bond
5.25%, 6/16/2029 (a)	7,800	7,718
2.13%, 9/22/2031 (a)	6,600	5,287
5.50%, 6/16/2034 (a)	4,200	4,090
3.13%, 9/21/2051 (b)	2,194	1,357
3.13%, 9/21/2051 (a)	4,800	2,970
6.75%, 9/25/2052 (b)	796	839
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (b)	1,620	1,640
		23,901
Indonesia — 1.3%
Republic of Indonesia
4.75%, 2/11/2029	4,000	3,990
8.50%, 10/12/2035 (a)	3,500	4,445
6.63%, 2/17/2037 (a)	4,595	5,175
		13,610
Iraq — 0.4%
Republic of Iraq 5.80%, 1/15/2028 (a)	4,674	4,535
Ivory Coast — 0.9%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	2,400	2,389
4.88%, 1/30/2032 (a)	EUR1,600	1,496
5.75%, 12/31/2032 (a) (c)	307	291
8.25%, 1/30/2037 (b)	4,999	4,974
		9,150
Jamaica — 0.1%
Jamaica Government Bond 7.88%, 7/28/2045	1,152	1,359
Jordan — 0.7%
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (a)	1,700	1,683
6.13%, 1/29/2026 (a)	2,800	2,795
5.75%, 1/31/2027 (a)	600	592

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Jordan—continued
5.85%, 7/7/2030 (a)	1,400	1,331
5.85%, 7/7/2030 (b)	1,000	950
		7,351
Kenya — 1.1%
Republic of Kenya
7.25%, 2/28/2028 (a)	3,135	3,020
9.75%, 2/16/2031 (b)	2,006	2,006
8.00%, 5/22/2032 (a)	4,746	4,348
6.30%, 1/23/2034 (a)	1,800	1,448
		10,822
Lebanon — 0.2%
Lebanese Republic
6.38%, 3/9/2020 (d)	12,567	1,162
6.15%, 6/19/2020 (d)	720	67
6.65%, 11/3/2028 (a) (d)	7,496	693
		1,922
Mexico — 1.7%
United Mexican States
6.35%, 2/9/2035	7,467	7,539
6.40%, 5/7/2054	10,000	9,444
		16,983
Mongolia — 0.2%
State of Mongolia
5.13%, 4/7/2026 (a)	400	393
3.50%, 7/7/2027 (a)	1,300	1,211
8.65%, 1/19/2028 (a)	200	210
4.45%, 7/7/2031 (a)	800	698
		2,512
Montenegro — 0.5%
Republic of Montenegro 7.25%, 3/12/2031 (b)	4,427	4,594
Morocco — 0.8%
Kingdom of Morocco
5.95%, 3/8/2028 (b)	3,570	3,619
5.95%, 3/8/2028 (a)	2,200	2,230
4.00%, 12/15/2050 (a)	3,494	2,440
		8,289
Namibia — 0.2%
Republic of Namibia 5.25%, 10/29/2025 (a)	2,300	2,281
Nigeria — 2.5%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	9,400	8,924
6.13%, 9/28/2028 (a)	3,000	2,728
7.14%, 2/23/2030 (a)	2,300	2,082

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Nigeria—continued
7.38%, 9/28/2033 (a)	6,620	5,597
7.70%, 2/23/2038 (a)	2,200	1,784
7.63%, 11/28/2047 (a)	4,919	3,726
		24,841
Oman — 2.0%
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (a)	11,000	11,237
6.75%, 1/17/2048 (a)	5,700	5,952
7.00%, 1/25/2051 (a)	2,700	2,910
		20,099
Pakistan — 1.3%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (a)	700	689
6.00%, 4/8/2026 (a)	4,300	4,023
6.88%, 12/5/2027 (a)	4,700	4,212
7.38%, 4/8/2031 (a)	5,255	4,393
		13,317
Panama — 1.6%
Republic of Panama
3.16%, 1/23/2030	2,400	2,074
2.25%, 9/29/2032	2,800	2,065
6.88%, 1/31/2036	2,400	2,390
8.00%, 3/1/2038	1,800	1,905
4.50%, 4/1/2056	1,200	781
7.88%, 3/1/2057	2,799	2,918
3.87%, 7/23/2060	4,800	2,752
4.50%, 1/19/2063	2,600	1,685
		16,570
Paraguay — 1.6%
Republic of Paraguay
7.90%, 2/9/2031 (b)	PYG19,214,000	2,495
3.85%, 6/28/2033 (a)	400	357
5.85%, 8/21/2033 (b)	3,490	3,546
6.00%, 2/9/2036 (b)	640	657
5.60%, 3/13/2048 (a)	1,300	1,193
5.40%, 3/30/2050 (a)	8,511	7,583
		15,831
Peru — 1.3%
Republic of Peru
2.39%, 1/23/2026	800	775
3.00%, 1/15/2034	4,005	3,328
5.38%, 2/8/2035	3,109	3,073
5.63%, 11/18/2050	1,738	1,709

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Peru—continued
3.55%, 3/10/2051	4,400	3,157
5.88%, 8/8/2054	1,133	1,139
		13,181
Philippines — 2.0%
Republic of Philippines
4.63%, 7/17/2028	12,500	12,391
3.56%, 9/29/2032	2,200	1,995
5.95%, 10/13/2047	4,700	5,070
5.50%, 1/17/2048	648	660
		20,116
Poland — 1.3%
Republic of Poland
5.75%, 11/16/2032	1,527	1,589
4.88%, 10/4/2033	2,733	2,688
5.50%, 4/4/2053	1,290	1,252
5.50%, 3/18/2054	7,572	7,316
		12,845
Qatar — 0.7%
State of Qatar 4.40%, 4/16/2050 (a)	7,893	6,993
Romania — 3.0%
Romania Government Bond
3.00%, 2/27/2027 (a)	4,830	4,566
6.63%, 2/17/2028 (b)	2,200	2,237
3.00%, 2/14/2031 (a)	7,300	6,043
3.63%, 3/27/2032 (a)	4,500	3,763
7.13%, 1/17/2033 (b)	500	518
6.38%, 1/30/2034 (b)	2,044	2,001
5.75%, 3/24/2035 (b)	4,862	4,476
2.63%, 12/2/2040 (b)	EUR2,076	1,437
7.63%, 1/17/2053 (b)	794	835
7.63%, 1/17/2053 (a)	3,800	3,997
		29,873
Saudi Arabia — 3.9%
Kingdom of Saudi Arabia
4.75%, 1/16/2030 (b)	10,100	10,053
4.50%, 4/17/2030 (a)	2,700	2,656
5.50%, 10/25/2032 (a)	4,900	5,065
2.25%, 2/2/2033 (b)	1,777	1,454
5.00%, 1/16/2034 (b)	2,800	2,797
4.63%, 10/4/2047 (a)	4,000	3,444
3.25%, 11/17/2051 (a)	13,400	8,953
5.00%, 1/18/2053 (b)	1,800	1,609

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Saudi Arabia—continued
5.75%, 1/16/2054 (b)	3,000	2,958
3.45%, 2/2/2061 (b)	965	630
		39,619
Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033 (a)	2,900	2,436
6.75%, 3/13/2048 (a)	1,253	904
		3,340
Serbia — 1.1%
Republic of Serbia
6.50%, 9/26/2033 (b)	1,510	1,574
6.50%, 9/26/2033 (a)	8,800	9,171
		10,745
South Africa — 3.6%
Republic of South Africa
4.30%, 10/12/2028	8,185	7,756
4.85%, 9/30/2029	7,800	7,383
5.88%, 4/20/2032	1,200	1,152
7.10%, 11/19/2036 (b)	3,122	3,152
5.38%, 7/24/2044	300	237
5.00%, 10/12/2046	6,528	4,757
5.75%, 9/30/2049	1,403	1,103
7.30%, 4/20/2052	4,697	4,438
7.95%, 11/19/2054 (b)	6,108	6,146
		36,124
Sri Lanka — 1.4%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a) (d)	4,000	2,625
6.20%, 5/11/2027 (a) (d)	661	440
6.75%, 4/18/2028 (a) (d)	3,588	2,426
7.85%, 3/14/2029 (a) (d)	4,425	2,993
7.55%, 3/28/2030 (a) (d)	8,200	5,515
		13,999
Suriname — 0.3%
Suriname Government International Bond
7.95%, 7/15/2033 (a) (e)	1,939	1,764
9.00%, 12/31/2050 (a) (f)	1,000	995
		2,759
Trinidad And Tobago — 0.5%
Republic of Trinidad and Tobago
4.50%, 6/26/2030 (a)	3,200	2,946
5.95%, 1/14/2031 (b)	1,940	1,893
		4,839

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Tunisia — 0.1%
Tunisian Republic 6.38%, 7/15/2026 (a)	EUR719	710
Turkey — 4.0%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	3,864	4,212
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY160,300	4,528
9.88%, 1/15/2028	5,320	5,950
5.13%, 2/17/2028	2,900	2,846
5.25%, 3/13/2030	1,300	1,234
9.13%, 7/13/2030	5,600	6,286
7.63%, 5/15/2034	3,824	3,982
4.88%, 4/16/2043	8,400	6,111
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (b)	4,492	4,760
		39,909
Ukraine — 1.3%
Ukraine Government Bond
1.75%, 2/1/2029 (b) (c)	173	110
0.00%, 2/1/2030 (b) (c)	742	376
1.75%, 2/1/2034 (b) (c)	817	427
0.00%, 2/1/2035 (b) (c)	2,342	1,365
0.00%, 2/1/2035 (a) (c)	5,200	3,032
1.75%, 2/1/2035 (b) (c)	4,751	2,433
0.00%, 2/1/2036 (b) (c)	1,952	1,132
0.00%, 2/1/2036 (a) (c)	1,600	928
1.75%, 2/1/2036 (b) (c)	5,934	2,985
		12,788
United Arab Emirates — 0.4%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	2,274	2,179
3.63%, 3/10/2033 (a)	2,000	1,711
		3,890
Uruguay — 1.1%
Oriental Republic of Uruguay 7.63%, 3/21/2036	8,883	10,665
Uzbekistan — 0.5%
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (a)	4,800	5,007
Venezuela, Bolivarian Republic of — 0.3%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (d)	1,900	271
8.25%, 10/13/2024 (a) (d)	2,590	326
7.65%, 4/21/2025 (a) (d)	3,213	405
11.75%, 10/21/2026 (a) (d)	4,870	701
9.25%, 5/7/2028 (a) (d)	1,415	190
11.95%, 8/5/2031 (a) (d)	3,688	516
9.38%, 1/13/2034 (d)	1,312	194
		2,603

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Zambia — 0.3%
Republic of Zambia
5.75%, 6/30/2033 (b) (c)	1,472	1,303
0.50%, 12/31/2053 (b)	3,606	2,047
		3,350
Total Foreign Government Securities (Cost $726,483)		741,819
Corporate Bonds — 22.4%
Azerbaijan — 0.4%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	900	913
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	2,572	2,682
		3,595
Bahrain — 0.6%
Bapco Energies BSC Closed 8.38%, 11/7/2028 (a)	5,600	6,000
Brazil — 1.8%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (a)	850	849
Braskem Netherlands Finance BV
4.50%, 1/31/2030 (a)	2,200	1,912
7.25%, 2/13/2033 (a)	500	483
8.00%, 10/15/2034 (b)	996	996
FS Luxembourg Sarl 8.88%, 2/12/2031 (a)	400	410
Guara Norte SARL 5.20%, 6/15/2034 (b)	2,841	2,661
LD Celulose International GmbH 7.95%, 1/26/2032 (a)	400	408
Minerva Luxembourg SA
4.38%, 3/18/2031 (a)	300	256
8.88%, 9/13/2033 (a)	400	422
MV24 Capital BV 6.75%, 6/1/2034 (a)	1,971	1,899
Raizen Fuels Finance SA 6.45%, 3/5/2034 (b)	1,986	2,035
Vale Overseas Ltd. 6.40%, 6/28/2054	2,292	2,316
Yinson Boronia Production BV 8.95%, 7/31/2042 (b)	3,303	3,509
		18,156
Chile — 2.7%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	2,866	2,179
Banco de Credito e Inversiones SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.94%), 8.75%, 5/8/2029 (a) (g) (h) (i) (j)	400	421
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.77%), 7.50%, 12/12/2034 (b) (g) (h) (i) (j)	500	494
Banco del Estado de Chile (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (b) (g) (h) (i) (j)	6,795	7,067
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	800	720
5.13%, 2/2/2033 (b)	443	429
5.13%, 2/2/2033 (a)	1,400	1,355
6.44%, 1/26/2036 (b)	1,727	1,791
6.15%, 10/24/2036 (a)	1,200	1,221
4.50%, 8/1/2047 (a)	5,711	4,557
6.30%, 9/8/2053 (b)	2,261	2,271

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chile — continued
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050 (b)	1,271	789
3.83%, 9/14/2061 (b)	820	550
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047 (a)	770	681
Empresa Nacional del Petroleo
3.45%, 9/16/2031 (b)	399	344
5.95%, 7/30/2034 (b)	1,100	1,106
4.50%, 9/14/2047 (a)	700	545
GNL Quintero SA 4.63%, 7/31/2029 (a)	361	356
		26,876
Colombia — 1.0%
AL Candelaria -spain- SA
7.50%, 12/15/2028 (a)	655	646
5.75%, 6/15/2033 (b)	3,640	2,966
Ecopetrol SA
8.63%, 1/19/2029	1,500	1,593
8.38%, 1/19/2036	2,282	2,240
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	3,010	2,603
Termocandelaria Power SA 7.75%, 9/17/2031 (a)	400	404
		10,452
Costa Rica — 0.3%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (b)	1,780	1,805
6.38%, 5/15/2043 (a)	802	720
		2,525
Dominican Republic — 0.0% ^
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (a)	400	410
Ghana — 0.1%
Kosmos Energy Ltd. 7.50%, 3/1/2028 (a)	700	665
Guatemala — 0.1%
CT Trust 5.13%, 2/3/2032 (a)	800	727
Millicom International Cellular SA 4.50%, 4/27/2031 (a)	300	266
		993
Hong Kong — 0.1%
FWD Group Holdings Ltd. 8.40%, 4/5/2029 (a)	700	742
Melco Resorts Finance Ltd. 5.38%, 12/4/2029 (a)	300	275
		1,017
Hungary — 0.0% ^
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.06%), 8.75%, 5/15/2033 (a) (j)	400	422
India — 0.9%
Azure Power Energy Ltd. 3.58%, 8/19/2026 (a)	191	172
Greenko Dutch BV 3.85%, 3/29/2026 (b)	2,150	2,058
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	2,321	2,141

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — continued
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (a) (g) (h) (i) (j)	2,400	2,286
India Green Power Holdings 4.00%, 2/22/2027 (a)	653	614
Network i2i Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%, 1/15/2025 (a) (h) (i) (j)	2,200	2,193
		9,464
Indonesia — 0.8%
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026 (a)	300	304
Pertamina Persero PT
3.10%, 1/21/2030 (a)	1,200	1,092
6.50%, 5/27/2041 (a)	2,086	2,242
4.70%, 7/30/2049 (a)	800	688
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 7/17/2029 (a)	900	854
5.25%, 5/15/2047 (a)	1,900	1,721
4.00%, 6/30/2050 (b)	2,170	1,594
		8,495
Jamaica — 0.3%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (b)	2,575	2,643
Macau — 0.2%
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	900	814
Wynn Macau Ltd. 5.13%, 12/15/2029 (a)	700	647
		1,461
Malaysia — 0.4%
Petronas Capital Ltd. 3.50%, 3/18/2025 (a)	4,200	4,182
Mexico — 5.7%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (g) (h) (i) (j)	1,500	1,451
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (b) (g) (h) (i) (j)	1,701	1,682
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (j)	2,920	2,651
BBVA Bancomer SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (g) (j)	1,400	1,307
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 8.45%, 6/29/2038 (a) (g) (j)	400	418
Braskem Idesa SAPI 6.99%, 2/20/2032 (b)	2,965	2,222
Buffalo Energy Mexico Holdings 7.88%, 2/15/2039 (a)	900	940
Comision Federal de Electricidad
3.35%, 2/9/2031 (a)	1,000	846
3.35%, 2/9/2031 (b)	3,719	3,145
4.68%, 2/9/2051 (b)	1,082	774
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	2,553	2,546
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	1,200	1,134
5.50%, 10/31/2046 (a)	2,100	1,727

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
Petroleos Mexicanos
6.88%, 10/16/2025	2,100	2,098
6.50%, 3/13/2027	3,619	3,531
5.35%, 2/12/2028	3,800	3,520
6.50%, 1/23/2029	11,400	10,755
6.84%, 1/23/2030	3,400	3,147
5.95%, 1/28/2031	3,800	3,263
6.35%, 2/12/2048	3,300	2,267
7.69%, 1/23/2050	6,789	5,317
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (a)	2,796	2,584
		57,722
Morocco — 0.2%
OCP SA 7.50%, 5/2/2054 (b)	1,726	1,787
Nigeria — 0.0% ^
IHS Holding Ltd. 5.63%, 11/29/2026 (a)	300	297
Oman — 0.3%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (b)	3,040	3,128
Panama — 0.3%
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (a)	772	687
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	2,900	2,189
		2,876
Paraguay — 0.6%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	7,678	5,961
Peru — 1.2%
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025 (a)	2,040	2,031
2.40%, 9/28/2027 (a)	2,300	2,119
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	3,040	3,002
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 9/18/2033 (a)	400	434
Peru LNG Srl 5.38%, 3/22/2030 (a)	2,017	1,811
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	3,624	2,359
		11,756
Poland — 0.5%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028 (b)	2,500	2,613
5.38%, 5/22/2033 (b)	2,670	2,659
		5,272
Russia — 0.0% ^
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 ‡ (a) (d)	3,090	—
Saudi Arabia — 0.3%
Gaci First Investment Co. 5.25%, 10/13/2032 (a)	400	403
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (b)	2,700	2,812
		3,215

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
South Africa — 0.4%
Absa Group Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.41%), 6.38%, 5/27/2026 (a) (g) (h) (i) (j)	650	637
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028 (a)	3,300	3,294
		3,931
Trinidad And Tobago — 0.1%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029 (a)	500	523
Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	800	781
		1,304
Turkey — 1.2%
Aydem Yenilenebilir Enerji A/S 7.75%, 2/2/2027 (a)	400	398
Mersin Uluslararasi Liman Isletmeciligi A/S 8.25%, 11/15/2028 (a)	400	415
QNB Bank A/S
7.25%, 5/21/2029 (a)	400	416
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.24%), 10.75%, 11/15/2033 (a) (j)	400	442
TC Ziraat Bankasi A/S (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 8.99%, 8/2/2034 (b) (g) (j)	4,220	4,373
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028 (a)	700	679
Turkiye Garanti Bankasi A/S (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.09%), 8.38%, 2/28/2034 (a) (j)	900	918
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (a)	2,400	2,522
WE Soda Investments Holding plc 9.50%, 10/6/2028 (a)	700	723
Yapi ve Kredi Bankasi A/S
9.25%, 10/16/2028 (a)	400	434
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.28%), 9.25%, 1/17/2034 (a) (j)	500	525
		11,845
Ukraine — 0.2%
NPC Ukrenergo 6.88%, 11/9/2028 (b)	3,244	2,198
United Arab Emirates — 1.2%
Adnoc Murban Rsc Ltd. 5.13%, 9/11/2054 (b)	4,400	4,150
DP World Ltd.
6.85%, 7/2/2037 (a)	2,000	2,205
5.63%, 9/25/2048 (a)	2,908	2,800
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (b)	1,865	1,706
2.88%, 11/7/2029 (a)	400	366
2.50%, 6/3/2031 (a)	800	694
		11,921
Uzbekistan — 0.2%
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028 (b)	453	456
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	2,000	1,766
		2,222
Venezuela, Bolivarian Republic of — 0.3%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (d)	1,725	1,483
9.00%, 11/17/2021 (a) (d)	1,510	143

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Venezuela, Bolivarian Republic of — continued
6.00%, 11/15/2026 (a) (d)	3,900	363
5.38%, 4/12/2027 (a) (d)	5,758	531
9.75%, 5/17/2035 (a) (d)	2,500	264
		2,784
Total Corporate Bonds (Cost $236,160)		225,575
U.S. Treasury Obligations — 0.3%
United States — 0.3%
U.S. Treasury Notes , 2.75%, 6/30/2025 (k) (Cost $2,866)	2,891	2,865
Supranational — 0.2%
Banque Ouest Africaine de Developpement 2.75%, 1/22/2033 (b)(Cost $2,901)	2,661	2,363
Short-Term Investments — 1.9%
Foreign Government Treasury Bills — 0.1%
Arab Republic of Egypt, 25.77%, 12/24/2024 (l)(Cost $1,346)	EGP64,900	1,263
	SHARES (000)
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (m) (n) (Cost $18,113)	18,108	18,115
Total Short-Term Investments (Cost $19,459)		19,378
Total Investments — 98.4% (Cost $987,869)		992,000
Other Assets in Excess of Liabilities — 1.6%		16,203
NET ASSETS — 100.0%		1,008,203

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CJSC	Closed Joint Stock Company
EGP	Egyptian Pound
EUR	Euro
GMTN	Global Medium Term Note
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JSC	Joint Stock Company
PT	Limited liability company
PYG	Paraguay Guarani
TRY	Turkish Lira

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(d)	Defaulted security.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $20,136 or 2.00% of the Fund’s net
assets as of November 30, 2024.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	The rate shown is the effective yield as of November 30, 2024.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	722	03/31/2025	USD	77,711	449

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of November 30, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	171,644	USD	3,890	Barclays Bank plc	6/24/2025	188
Total unrealized appreciation						188
USD	5,811	EUR	5,520	HSBC Bank, NA	1/6/2025	(32)
USD	1,207	TRY	50,857	Barclays Bank plc	6/24/2025	(2)
USD	2,916	TRY	123,070	Morgan Stanley	6/24/2025	(8)
Total unrealized depreciation						(42)
Net unrealized appreciation						146

Abbreviations
EUR	Euro
TRY	Turkish Lira
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.42-V1	1.00	Quarterly	12/20/2029	1.57	USD 16,950	435	(44)	391

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Azerbaijan	$—	$3,595	$—	$3,595
Bahrain	—	6,000	—	6,000
Brazil	—	18,156	—	18,156
Chile	—	26,876	—	26,876
Colombia	—	10,452	—	10,452
Costa Rica	—	2,525	—	2,525
Dominican Republic	—	410	—	410
Ghana	—	665	—	665
Guatemala	—	993	—	993
Hong Kong	—	1,017	—	1,017
Hungary	—	422	—	422
India	—	9,464	—	9,464
Indonesia	—	8,495	—	8,495
Jamaica	—	2,643	—	2,643
Macau	—	1,461	—	1,461
Malaysia	—	4,182	—	4,182
Mexico	—	57,722	—	57,722
Morocco	—	1,787	—	1,787
Nigeria	—	297	—	297
Oman	—	3,128	—	3,128
Panama	—	2,876	—	2,876
Paraguay	—	5,961	—	5,961
Peru	—	11,756	—	11,756
Poland	—	5,272	—	5,272
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	3,215	—	3,215
South Africa	—	3,931	—	3,931
Trinidad And Tobago	—	1,304	—	1,304
Turkey	—	11,845	—	11,845
Ukraine	—	2,198	—	2,198
United Arab Emirates	—	11,921	—	11,921
Uzbekistan	—	2,222	—	2,222
Venezuela, Bolivarian Republic of	—	2,784	—	2,784
Total Corporate Bonds	—	225,575	— (a)	225,575
Foreign Government Securities	—	741,819	—	741,819
Supranational	—	2,363	—	2,363
U.S. Treasury Obligations	—	2,865	—	2,865
Short-Term Investments
Foreign Government Treasury Bills	—	1,263	—	1,263
Investment Companies	18,115	—	—	18,115
Total Short-Term Investments	18,115	1,263	—	19,378
Total Investments in Securities	$18,115	$973,885	$— (a)	$992,000

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$188	$—	$188
Futures Contracts	449	—	—	449
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(42)	—	(42)
Swaps	—	(44)	—	(44)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$449	$102	$—	$551

(a)	Amount rounds to less than one thousand.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$95,568	$377,833	$455,290	$2	$2	$18,115	18,108	$977	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.